Inventories	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventories	Inventories

	December 31, 2022	December 31, 2021
Supplies and consumables	$23,043	$19,144
Stockpiles	2,125	2,880
Work in progress	1,234	1,658
Finished goods	4,553	2,337
	$30,955	$26,019